Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Apr. 30, 2016	Apr. 30, 2026	Apr. 30, 2017	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2026
C000234830
Account Value [Line Items]
Line Graph and Table Measure Name		Copley Fund
Accumulated Value	$ 10,000		$ 10,834	$ 13,022	$ 14,913	$ 14,778	$ 18,686	$ 17,744	$ 17,970	$ 20,910	$ 22,620	$ 27,852
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000		$ 11,792	$ 13,356	$ 15,158	$ 15,289	$ 22,320	$ 22,367	$ 22,963	$ 28,167	$ 31,574	$ 41,379